PARTNERS VARIABLE ANNUITY®

TRANSAMERICA PRINCIPIUMSM II VARIABLE ANNUITY

MEMBERS® VARIABLE ANNUITY SERIES

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

PARTNERS VARIABLE ANNUITY® NY

TRANSAMERICA PRINCIPIUMSM II VARIABLE ANNUITY NY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement dated April 1, 2022

to the

Prospectus dated May 1, 2019

Effective on or about May 1, 2022, based on changes to the underlying portfolios, the following name change will occur:

Existing Fund Name	New Fund Name
AB Balanced Wealth Strategy Portfolio	AB Balanced Hedged Allocation Portfolio

This Supplement updates certain information in the above referenced prospectuses (the ‘‘Prospectuses’’). Except as indicated in this Supplement, all other information included in the Prospectuses remains unchanged. We will send you another copy of the applicable Prospectus or any supplement without charge upon request. Please contact our Administrative Office referenced in the Prospectus.

This Supplement must be accompanied or preceded by the current Prospectus.

Please read this Supplement carefully and retain it for future reference.